UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09651 and 811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY
10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

BlackRock Focus Growth Fund, Inc.
Schedule of Investments May 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Focus Growth LLC	$ 133,742,569
Total Investments (Cost - $115,136,630) - 100.1%	133,742,569
Liabilities in Excess of Other Assets - (0.1)%	(68,499)
Net Assets - 100.0%	$ 133,674,070

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund.
As of May 31, 2011, the value of the investment and the percentage owned by the Fund of the Master LLC was $133,742,569 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities.

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

As of May 31, 2011, the Fund's investment in the Master LLC was classified as Level 2.

Master Focus Growth LLC
Schedule of Investments May 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 7.4%
Boeing Co.	126,400	$ 9,862,992
Airlines — 1.5%
Delta Air Lines, Inc. (a)	194,510	1,960,661
Automobiles — 4.0%
Ford Motor Co. (a)	359,100	5,357,772
Beverages — 3.6%
The Coca-Cola Co.	71,910	4,804,307
Biotechnology — 2.0%
Dendreon Corp. (a)	64,300	2,725,677
Capital Markets — 1.4%
Jefferies Group, Inc., New Shares	87,300	1,932,822
Communications Equipment —
7.6%
Alcatel-Lucent – ADR	572,000	3,243,240
QUALCOMM, Inc.	117,700	6,896,043
		10,139,283
Computers & Peripherals — 9.5%
Apple, Inc. (a)	27,770	9,659,239
NetApp, Inc. (a)	55,850	3,058,905
		12,718,144
Energy Equipment & Services — 3.0%
Schlumberger Ltd.	47,010	4,029,697
Health Care Providers & Services — 2.6%
Express Scripts, Inc. (a)	59,420	3,539,055
Health Care Technology — 3.0%
Cerner Corp. (a)	33,820	4,061,782
Hotels, Restaurants & Leisure —
4.6%
Las Vegas Sands Corp. (a)	84,050	3,491,437
Starbucks Corp.	73,600	2,707,744
		6,199,181
Household Products — 3.8%
The Procter & Gamble Co.	75,760	5,075,920
Internet & Catalog Retail — 3.4%
Amazon.com, Inc. (a)	22,990	4,521,903
IT Services — 1.3%
VeriFone Systems, Inc. (a)	36,900	1,775,997
Life Sciences Tools & Services — 2.1%
Covance, Inc. (a)	47,540	2,798,204
Machinery — 5.0%
Danaher Corp.	121,980	6,651,569
Media — 3.5%
Walt Disney Co.	112,490	4,682,959
Metals & Mining — 3.1%
Freeport-McMoRan Copper & Gold,
Inc., Class B	78,980	4,078,527

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 5.7%
Anadarko Petroleum Corp.	40,680	$ 3,234,874
Massey Energy Co.	66,330	4,377,780
		7,612,654
Pharmaceuticals — 2.3%
Allergan, Inc.	36,700	3,036,191
Semiconductors & Semiconductor Equipment — 2.6%
Micron Technology, Inc. (a)	340,850	3,476,670
Software — 13.4%
Check Point Software Technologies
Ltd. (a)	82,860	4,550,671
Oracle Corp.	78,400	2,682,848
Red Hat, Inc. (a)	66,880	2,915,968
Salesforce.com, Inc. (a)	31,360	4,774,874
VMware, Inc. Class A (a)	30,200	2,939,064
		17,863,425
Total Long-Term Investments
(Cost – $110,299,453) – 96.4%		128,905,392
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.10% (b)(c)	703,812	703,812
Total Short-Term Securities
(Cost – $703,812) – 0.5%		703,812
Total Investments
(Cost – $111,003,265*) – 96.9%		129,609,204
Other Assets Less Liabilities – 3.1%		4,133,365
Net Assets – 100.0%		$ 133,742,569

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$ 111,003,265
Gross unrealized appreciation	$ 19,570,509
Gross unrealized depreciation	(964,570)
Net unrealized appreciation	$ 18,605,939

Portfolio Abbreviation
ADR	American Depositary Receipts

MASTER FOCUS GROWTH LLC	MAY 31, 2011	1

Master Focus Growth LLC
Schedule of Investments (concluded)

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Held at		Shares
	August 31,	Net	Held at
Affiliate	2010	Activity	May 31, 2011	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	849,910	(146,098)	703,812	$6,107

(c) Represents the current yield as of report date.

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
in Securities:
Long-Term
Investments[1]	$ 128,905,392	—	—	$128,905,392
Short-Term
Investments	703,812	—	—	703,812
Total	$ 129,609,204	—	—	$129,609,204
[1] See above Schedule of Investments for values in each industry.

2 MASTER FOCUS GROWTH LLC	MAY 31, 2011

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 26, 2011